UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund: Fund Address:	Royce Micro-Cap Trust, Inc. 745 Fifth Avenue New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 3/31/2017

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 102.9%

Consumer Discretionary – 15.3%
Auto Components - 2.6%
Fox Factory Holding [1]	5,300	$152,110
LCI Industries [2]	17,700	1,766,460
Motorcar Parts of America [1]	88,700	2,725,751
Sebang Global Battery	50,500	1,666,324
Standard Motor Products	60,160	2,956,262
Stoneridge [1]	4,700	85,258
Unique Fabricating	6,800	81,804

		9,433,969

Distributors - 0.9%
Fenix Parts [1]	447,300	693,315
Uni-Select	33,800	898,978
Weyco Group	56,600	1,589,328

		3,181,621

Diversified Consumer Services - 2.1%
American Public Education [1]	73,200	1,676,280
Collectors Universe	116,100	3,030,210
Liberty Tax Cl. A	148,900	2,121,825
Universal Technical Institute [1]	270,000	931,500

		7,759,815

Hotels, Restaurants & Leisure - 1.2%
Century Casinos [1]	222,500	1,682,100
Del Taco Restaurants [1]	8,200	108,732
Lindblad Expeditions Holdings [1]	234,000	2,096,640
Lindblad Expeditions Holdings
(Warrants) [1]	18,100	34,390
Red Lion Hotels [1]	90,000	634,500

		4,556,362

Household Durables - 3.1%
AV Homes [1]	82,000	1,348,900
Cavco Industries [1,2,3]	19,291	2,245,473
Ethan Allen Interiors [2]	45,200	1,385,380
Flexsteel Industries [2]	16,100	811,440
iRobot Corporation [1,2]	15,000	992,100
Lifetime Brands [2]	124,294	2,498,309
Stanley Furniture	193,468	150,905
Universal Electronics [1]	15,100	1,034,350
ZAGG [1]	119,700	861,840

		11,328,697

Internet & Direct Marketing Retail - 0.6%
FTD Companies [1]	67,200	1,353,408
Gaia Cl. A [1,2,3]	100,000	995,000

		2,348,408

Leisure Products - 1.1%
American Outdoor Brands [1,2,3]	27,100	536,851
Black Diamond [1]	194,926	1,062,347
Nautilus [1]	139,600	2,547,700

		4,146,898

Media - 0.6%
Entravision Communications Cl. A	126,200	782,440
McClatchy Company (The) Cl. A [1]	69,313	670,257
New Media Investment Group	66,200	940,702

		2,393,399

Specialty Retail - 1.7%
AutoCanada	115,200	1,943,894
Barnes & Noble Education [1]	80,000	767,200
Destination Maternity [1]	212,000	903,120
Destination XL Group [1]	50,000	142,500
Haverty Furniture	30,000	730,500
Kirkland’s [1]	11,000	136,400
MarineMax [1]	7,600	164,540
Shoe Carnival [2]	21,028	516,658
Stage Stores [2]	15,000	38,850
TravelCenters of America LLC [1]	5,400	32,940
West Marine [1]	86,000	820,440

		6,197,042

Textiles, Apparel & Luxury Goods - 1.4%
Crown Crafts	112,159	925,312
Culp	32,900	1,026,480
J.G. Boswell Company [4]	2,490	1,728,085
YGM Trading	1,482,000	1,487,435

		5,167,312

Total		56,513,523

Consumer Staples – 2.5%
Beverages - 0.1%
Crimson Wine Group [1,4]	58,124	570,777

Food Products - 2.3%
Farmer Bros. [1,2,3]	61,000	2,156,350
John B. Sanfilippo & Son [2]	17,800	1,302,782
Landec Corporation [1,2]	75,610	907,320
Seneca Foods Cl. A [1]	27,678	999,176
Seneca Foods Cl. B [1]	40,400	1,515,000
SunOpta [1]	207,981	1,445,468

		8,326,096

Household Products - 0.1%
Central Garden & Pet [1]	12,000	444,840

Total		9,341,713

Energy – 5.4%
Energy Equipment & Services - 2.3%
Aspen Aerogels [1]	94,985	394,188
Canadian Energy Services & Technology	25,000	137,045
CARBO Ceramics [1]	34,000	443,360
Dawson Geophysical [1]	73,654	409,516
Era Group [1]	287,409	3,811,043
Geospace Technologies [1,2]	9,500	154,185
Independence Contract Drilling [1]	127,800	704,178
Matrix Service [1,2]	53,700	886,050
Newpark Resources [1]	11,200	90,720
North American Energy Partners	50,000	247,500
Pioneer Energy Services [1,2]	57,500	230,000
TerraVest Capital	84,000	591,225
Tesco Corporation [1,2]	58,000	466,900

		8,565,910

Oil, Gas & Consumable Fuels - 3.1%
Ardmore Shipping	182,700	1,470,735
Cross Timbers Royalty Trust	67,631	990,794
Dorchester Minerals L.P.	106,127	1,825,384
Dorian LPG [1]	50,000	526,500
Hugoton Royalty Trust	287,574	546,391
Panhandle Oil and Gas Cl. A	5,500	105,600
Permian Basin Royalty Trust	176,333	1,648,714
Sabine Royalty Trust	59,548	2,119,909
San Juan Basin Royalty Trust	143,407	1,038,267
StealthGas [1]	229,664	916,359

		11,188,653

Total		19,754,563

Financials – 12.2%
Banks - 2.3%
Bank of N.T. Butterfield & Son	43,810	1,397,977
Blue Hills Bancorp	50,000	892,500
Bryn Mawr Bank	25,000	987,500
Caribbean Investment Holdings [1]	735,647	124,428
Chemung Financial	31,000	1,224,500
Fauquier Bankshares	133,200	2,417,580
Live Oak Bancshares	30,900	668,985
Peapack-Gladstone Financial	20,606	609,732

		8,323,202

Capital Markets - 8.0%
ASA Gold and Precious Metals	171,150	2,064,069
Canaccord Genuity Group [1]	224,100	857,743
Diamond Hill Investment Group [2]	4,479	871,389
Dundee Corporation Cl. A [1]	413,200	1,264,597
EQT Holdings	43,150	583,509
Fiera Capital Cl. A	78,000	808,242
GAIN Capital Holdings	25,000	208,250
Gluskin Sheff + Associates	67,400	890,997
INTL FCStone [1,2]	41,727	1,583,957
JZ Capital Partners	209,999	1,452,355
Manning & Napier Cl. A	136,600	778,620
Medley Management Cl. A	153,400	1,273,220
MVC Capital [2,3]	360,300	3,239,097
OHA Investment	154,620	238,115
Pzena Investment Management Cl. A	6,100	60,024
Queen City Investments [4]	948	1,256,100
Silvercrest Asset Management
Group Cl. A	203,300	2,703,890
Sprott	1,414,533	2,372,003
U.S. Global Investors Cl. A	646,254	1,008,156
Urbana Corporation	237,600	562,800
Value Line	144,774	2,491,561
Virtu Financial Cl. A	61,800	1,050,600
Warsaw Stock Exchange	52,900	592,135
Westaim Corporation [1]	20,000	40,305
Westwood Holdings Group [2]	12,400	662,284
ZAIS Group Holdings Cl. A [1,2,3]	262,960	709,992

		29,624,010

Consumer Finance - 0.4%
EZCORP Cl. A [1,2,3]	201,000	1,638,150
J.G. Wentworth Company Cl. A [1,4]	135,000	45,900

		1,684,050

Diversified Financial Services - 0.7%
Banca Finnat Euramerica	568,000	224,683
PICO Holdings [1,2,3]	147,100	2,059,400
Waterloo Investment Holdings [1,5]	806,207	241,862

		2,525,945

Insurance - 0.8%
Hallmark Financial Services [1,2]	114,000	1,259,700
State Auto Financial	59,264	1,626,797

		2,886,497

Total		45,043,704

Health Care – 13.8%
Biotechnology - 4.5%
Abeona Therapeutics [1]	312,221	1,561,105
Aquinox Pharmaceuticals [1,2,3]	145,397	2,426,676
ARCA biopharma [1]	31,200	78,000
BioCryst Pharmaceuticals [1]	144,000	1,209,600
Invitae Corporation [1]	156,412	1,729,917
Keryx Biopharmaceuticals [1]	117,725	725,186
Kindred Biosciences [1]	126,000	888,300
Knight Therapeutics [1]	187,000	1,461,014
Progenics Pharmaceuticals [1]	6,500	61,360
Sangamo Therapeutics [1]	281,785	1,465,282
Zafgen [1]	381,491	1,777,748
Zealand Pharma [1]	199,700	3,221,614

		16,605,802

Health Care Equipment & Supplies - 4.8%
Analogic Corporation	18,200	1,381,380
Atrion Corporation [2]	6,914	3,237,135
Cerus Corporation [1,2]	140,000	623,000
CRH Medical [1]	133,000	1,087,123
Exactech [1,2,3]	112,300	2,829,960
Inogen [1]	5,400	418,824
Invacare Corporation [2]	44,300	527,170
STRATEC Biomedical	14,000	840,105
Surmodics [1]	151,992	3,655,407
Syneron Medical [1]	69,200	730,060
TearLab Corporation [1]	8,500	24,140
Trinity Biotech ADR Cl. A [1]	6,200	36,952
Utah Medical Products	36,200	2,255,260

		17,646,516

Health Care Providers & Services - 2.6%
Aceto Corporation	79,600	1,258,476
BioTelemetry [1]	49,700	1,438,815
Cross Country Healthcare [1]	157,100	2,255,956
Landauer	30,400	1,482,000
National Research Cl. A	40,033	788,650
PharMerica Corporation [1]	40,000	936,000
Psychemedics Corporation	37,500	751,875
U.S. Physical Therapy	10,000	653,000

		9,564,772

Health Care Technology - 0.3%
Connecture [1]	20,000	21,400
Vocera Communications [1]	33,100	821,873

		843,273

Pharmaceuticals - 1.6%
Agile Therapeutics [1,2]	80,000	256,400
Alcobra [1]	745,055	849,363
Flex Pharma [1]	240,000	1,056,000
Lipocine [1]	355,404	1,386,076
Theravance Biopharma [1]	66,009	2,430,451

		5,978,290

Total		50,638,653

Industrials – 20.2%
Aerospace & Defense - 0.7%
Astronics Corporation [1]	4,400	139,612
Astronics Corporation Cl. B [1,4]	660	20,856
CPI Aerostructures [1]	11,800	79,650
FLYHT Aerospace Solutions [1]	1,916,800	403,582
Innovative Solutions and Support [1]	142,828	431,341
Mercury Systems [1,2,3]	29,700	1,159,785
SIFCO Industries [1]	45,800	375,560

		2,610,386

Building Products - 1.4%
Burnham Holdings Cl. A [4]	117,000	1,860,300
DIRTT Environmental Solutions [1]	171,000	898,816
Insteel Industries	44,200	1,597,388
Patrick Industries [1]	11,500	815,350

		5,171,854

Commercial Services & Supplies - 2.1%
Atento [1]	246,001	2,250,909
CompX International Cl. A	107,500	1,650,125
Heritage-Crystal Clean [1,2]	241,677	3,310,975
Team [1,2]	17,500	473,375

		7,685,384

Construction & Engineering - 2.4%
Aecon Group	40,500	522,905
Ameresco Cl. A [1]	261,900	1,715,445
IES Holdings [1]	234,000	4,235,400
Layne Christensen [1,2]	50,000	442,000
Northwest Pipe [1,2]	61,600	967,736
NV5 Global [1,2]	27,400	1,030,240

		8,913,726

Electrical Equipment - 1.3%
Encore Wire [2]	4,100	188,600
LSI Industries	154,212	1,555,999
Orion Energy Systems [1]	170,000	336,600
Powell Industries	21,400	737,016
Power Solutions International [1,2,3]	17,700	178,593
Preformed Line Products	20,743	1,081,748
Revolution Lighting Technologies [1]	81,200	607,376

		4,685,932

Industrial Conglomerates - 0.9%
Raven Industries [2]	114,559	3,327,939

Machinery - 7.4%
Chart Industries [1]	1,100	38,434
CIRCOR International [2]	26,100	1,551,384
Columbus McKinnon	1,500	37,230
Eastern Company (The)	39,750	850,650
Exco Technologies	136,000	1,173,004
Foster (L.B.) Company [2]	99,300	1,241,250
FreightCar America	81,000	1,014,930
Global Brass and Copper Holdings	7,600	261,440
Graham Corporation [2,3]	78,050	1,795,150
Harsco Corporation [1]	4,400	56,100
Hurco Companies	36,866	1,146,533
Kadant	54,600	3,240,510
Kornit Digital [1]	35,700	681,870
Lindsay Corporation [2]	29,400	2,590,728
Luxfer Holdings ADR [2]	59,712	726,098
Lydall [1]	1,800	96,480
NN	50,300	1,267,560
Pfeiffer Vacuum Technology	6,000	755,934
Sun Hydraulics	86,900	3,137,959
Tennant Company	36,600	2,658,990
Titan International	237,600	2,456,784
Westport Fuel Systems [1]	377,900	362,784

		27,141,802

Marine - 1.0%
Clarkson	109,900	3,580,038

Professional Services - 1.5%
Acacia Research [1,2]	190,000	1,092,500
BG Staffing	2,400	34,344
CBIZ [1]	47,000	636,850
Franklin Covey [1]	40,100	810,020
GP Strategies 1	7,600	192,280
Heidrick & Struggles International	46,300	1,220,005
Kforce [2]	4,700	111,625
Resources Connection	8,800	147,400
RPX Corporation [1]	100,000	1,200,000

		5,445,024

Road & Rail - 0.6%
Marten Transport	3,300	77,385
Patriot Transportation Holding [1,2]	55,764	1,268,631
Universal Logistics Holdings [2]	77,600	1,113,560

		2,459,576

Trading Companies & Distributors - 0.9%
Central Steel & Wire [4]	788	324,656
EnviroStar	64,400	1,220,380
Houston Wire & Cable [1]	249,918	1,686,946

		3,231,982

Total		74,253,643

Information Technology – 20.5%
Communications Equipment - 1.5%
ADTRAN	23,300	483,475
Applied Optoelectronics [1,2,3]	3,500	196,525
Bel Fuse Cl. A	67,705	1,498,989
CalAmp Corporation [1]	3,100	52,049
Clearfield [1]	61,300	1,008,385
EMCORE Corporation	8,300	74,700
Harmonic [1]	147,000	874,650
Oclaro [1]	123,600	1,213,752
PCTEL	34,100	242,792

		5,645,317

Electronic Equipment, Instruments & Components - 5.7%
Agilysys [1]	170,587	1,612,047
Airgain [1]	3,500	53,060
ePlus [1]	1,500	202,575
Fabrinet [1]	2,200	92,466
FARO Technologies [1,2]	81,700	2,920,775
Firan Technology Group [1]	25,000	74,257
HollySys Automation Technologies	62,900	1,064,897
Inficon Holding	3,420	1,696,940
LRAD Corporation	853,456	1,288,719
Mesa Laboratories [2,3]	32,472	3,984,314
Netlist [1]	63,600	62,964
Novanta [1]	37,600	998,280
Orbotech [1,2,3]	102,800	3,315,300
PC Connection	43,716	1,302,300
Perceptron [1]	8,500	70,890
Richardson Electronics	316,900	1,907,738
Rogers Corporation [1,2]	600	51,522
Vishay Precision Group [1]	10,000	158,000

		20,857,044

Internet Software & Services - 3.5%
Actua Corporation [1]	36,876	518,108
Care.com [1,2]	207,587	2,596,913
comScore [1,4]	64,195	1,386,612
IZEA [1]	120,770	507,234
MINDBODY Cl. A [1]	43,200	1,185,840
QuinStreet [1]	525,550	2,049,645
RealNetworks [1]	130,171	630,028
Reis	25,000	447,500
Solium Capital [1]	259,700	1,484,167
Stamps.com [1]	14,500	1,716,075
Support.com [1]	105,600	231,792

		12,753,914

IT Services - 1.2%
Computer Task Group [2]	150,838	832,626
Hackett Group (The)	55,500	1,081,695
Innodata [1]	437,275	962,005
MoneyGram International [1]	75,103	1,262,481
Virtusa Corporation [1]	8,100	244,782

		4,383,589

Semiconductors & Semiconductor Equipment - 4.9%
Amtech Systems [1,2]	160,284	881,562
Brooks Automation	117,200	2,625,280
CyberOptics Corporation [1]	40,300	1,045,785
FormFactor [1]	22,869	270,998
Intermolecular [1]	240,000	223,200
IXYS Corporation [1]	18,800	273,540
Kopin Corporation [1]	242,200	993,020
Kulicke & Soffa Industries [1]	88,000	1,788,160
MoSys [1]	68,427	143,012
Nanometrics [1]	67,300	2,049,958
NeoPhotonics Corporation [1]	14,000	126,140
Nova Measuring Instruments [1]	83,800	1,557,842
PDF Solutions [1]	25,000	565,500
Photronics [1]	189,700	2,029,790
Sigma Designs [1]	89,000	556,250
Silicon Motion Technology ADR	34,100	1,594,175
Ultra Clean Holdings [1]	49,900	841,813
Veeco Instruments [1]	17,500	522,375
Xcerra Corporation [1]	11,300	100,457

		18,188,857

Software - 2.2%
American Software Cl. A	120,352	1,237,218
BSQUARE Corporation [1]	83,675	451,845
Computer Modelling Group	337,700	2,628,263
Model N [1]	166,693	1,741,942
Monotype Imaging Holdings	15,000	301,500
PSI	34,000	462,095
Rubicon Project [1]	92,200	543,058
SeaChange International [1]	284,200	704,816
Varonis Systems [1]	2,600	82,680

		8,153,417

Technology Hardware, Storage & Peripherals - 1.5%
Intevac [1]	314,500	3,931,250
Kortek	135,007	1,744,479

		5,675,729

Total		75,657,867

Materials – 6.5%
Chemicals - 2.1%
Balchem Corporation	11,775	970,496
FutureFuel Corporation	85,262	1,209,015
LSB Industries [1]	135,800	1,273,804
Quaker Chemical [2]	26,000	3,423,160
Trecora Resources [1]	89,600	994,560

		7,871,035

Construction Materials - 0.8%
Ash Grove Cement [4]	7,600	2,090,000
Monarch Cement [4]	16,303	766,241
U.S. Concrete [1]	3,400	219,470

		3,075,711

Containers & Packaging - 0.3%
UFP Technologies [1]	36,445	943,925

Metals & Mining - 3.3%
Alamos Gold Cl. A	186,044	1,494,116
Ampco-Pittsburgh	79,002	1,109,978
Comstock Mining [1]	1,875,000	420,000
Exeter Resource [1]	595,400	1,030,042
Haynes International [2]	26,100	994,932
Imdex [1]	400,666	198,971
MAG Silver [1]	74,050	972,276
Major Drilling Group International [1]	716,757	3,805,169
Olympic Steel	35,000	649,600
Pretium Resources [1]	80,000	857,841
Universal Stainless & Alloy Products [1]	15,300	260,100
Victoria Gold [1]	890,000	394,857

		12,187,882

Total		24,078,553

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
BRT Apartments [1]	230,331	1,930,174

Real Estate Management & Development - 3.2%
Altus Group	66,000	1,444,223
Forestar Group [1,2]	53,000	723,450
FRP Holdings [1,2,3]	58,300	2,332,000
Griffin Industrial Realty	43,384	1,342,735
Hopefluent Group Holdings	1,400,000	430,547
Marcus & Millichap [1,2,3]	49,567	1,218,357
RMR Group Cl. A	37,100	1,836,450
Tejon Ranch [1,2,3]	115,162	2,520,896

		11,848,658

Total		13,778,832

Telecommunication Services – 0.2%
Diversified Telecommunication Services - 0.2%
ORBCOMM [1]	67,100	640,805

Total		640,805

Utilities – 0.4%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	271,266

Independent Power & Renewable Electricity Producer - 0.0%
Alterra Power	45,000	159,040

Water Utilities - 0.3%
Global Water Resources	106,000	922,200

Total		1,352,506

Miscellaneous[6] – 2.2%
Total		8,058,237

TOTAL COMMON STOCKS
(Cost $327,915,601)		379,112,599

PREFERRED STOCK – 0.3%
Seneca Foods Conv. [1,4]	45,409	1,089,816

(Cost $578,719)		1,089,816

REPURCHASE AGREEMENT – 8.9%
Fixed Income Clearing Corporation, 0.09% dated 3/31/17, due 4/3/17, maturity value $32,693,245 (collateralized by obligations of various U.S. Government Agencies, 1.50% due 2/28/23, valued at $33,348,008) (Cost $32,693,000)		32,693,000

TOTAL INVESTMENTS – 112.1%
(Cost $361,187,320)		412,895,415

LIABILITIES LESS CASH
AND OTHER ASSETS – (12.1)%		(44,619,109)

NET ASSETS – 100.0%		$368,276,306

[1]	Non-income producing.
[2]	All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2017. Total market value of pledged securities at March 31, 2017, was $73,031,558.
[3]	At March 31, 2017, a portion of these securities were rehypothecated in connection with the revolving credit agreement in the aggregate amount of $28,896,191.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	A security for which market quotations are not readily available represents 0.1% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.
[6]	Includes securities first acquired in 2017 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $362,767,603. At March 31, 2017, net unrealized appreciation for all securities was $50,127,812, consisting of aggregate gross unrealized appreciation of $98,175,042 and aggregate gross unrealized depreciation of $48,047,230. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$368,821,209	$10,049,528	$241,862	$379,112,599
Preferred Stocks	–	1,089,816	–	1,089,816
Cash Equivalents	–	32,693,000	–	32,693,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the three months ended March 31, 2017, securities valued at $1,386,612 were transferred from Level 1 to Level 2 and securities valued at $19,208,431 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/16	Gain (Loss)	Balance as of 3/31/17

Common Stocks	$241,862	$0	$241,862

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 3/31/17	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input [1]

		Discounted Present Value
Common Stocks	$241,862	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2017 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2017, the Fund has outstanding borrowings of $45,000,000. During the period ended March 31, 2017, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds ( www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: May 26, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 26, 2017